Note 4 - Cash (Details Textual) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Cash pledged for derivative contracts	$ 6.5	$ 3.5
Cash pledged against off-balance sheet liabilities	$ 9.1	$ 14.0